Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [Abstract]
Revenue		$ 82,936,767	$ 49,840,288	$ 31,840,588
Cost of sales		(72,501,980)	(41,487,972)	(26,384,219)
Gross profit		10,434,787	8,352,316	5,456,369
Other income		35,664	69,113	71,408
Other losses, net		(69,682)	(107,384)	(342,954)
Distribution and selling expenses		(7,725,421)	(2,651,904)	(58,981)
Administrative expenses		(13,574,769)	(1,830,214)	(2,076,876)
(Loss)/profit from operations		(10,899,421)	3,831,927	3,048,966
Finance costs		(41,171)	(13,895)	(5,187)
(Loss)/profit before tax		(10,940,592)	3,818,032	3,043,779
Income tax expense		(60,250)	(744,225)
(Loss)/profit for the year		(11,000,842)	3,073,807	3,043,779
Non-controlling interest		18	27
(Loss)/profit attributed to shareholders		(11,000,824)	3,073,834	3,043,779
Other comprehensive loss
- currency translation differences		1,163,686	(472,993)	(214,977)
Total comprehensive (loss)/income for the year		$ (9,837,138)	$ 2,600,841	$ 2,828,802
- Basic (in Dollars per share)	[1]	$ (17.71)	$ 27.14	$ 30.12
- Diluted (in Dollars per share)	[1]	$ (17.71)	$ 12.9	$ 28.69
- Basic (in Shares)	[1]	621,322	113,278	101,054
- Diluted (in Shares)	[1]	621,322	237,911	106,104

[1]	The Company effected a 1:10 reverse stock split on April 26, 2023, a 1:4 reverse stock split on January 8, 2025, and a 1:15 reverse stock split on November 21, 2025, as a result, the basic and diluted shares and per share number for all years presented here are adjusted retrospectively.